SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of expense recognized from share based payment transactions
Share-based payment expense, which is classified as selling, general, and administrative expenses on the consolidated statement of income and loss and comprehensive income and loss was as follows:

	For the year ended December 31,
In millions	2025	2024	2023
Restricted and performance share units	$29.1	$12.1	$—
Equity-settled share options	8.1	7.4	10.7
Cash-settled awards	—	1.8	35.3
Total	$37.2	$21.3	$46.0
The following table summarizes the activity in RSUs and PSUs for employees and non-employee directors during the years ended December 31, 2025 and December 31, 2024:

	2025				2024
	RSUs		PSUs		RSUs		PSUs
	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,018,974	$13.63	1,888,821	$14.55	—	$—	—	$—
Granted during the year	732,553	27.69	1,208,391	27.32	1,101,085	13.63	2,012,596	14.55
Vested during the year	(380,949)	13.84	(24,141)	15.37	(21,079)	13.64	(16,412)	14.55
Forfeited during the year	(98,989)	18.74	(202,986)	18.82	(61,032)	13.64	(107,363)	14.55
Outstanding at December 31,	1,271,589	$21.27	2,870,085	$19.62	1,018,974	$13.63	1,888,821	$14.55

Schedule of number and weighted-average exercise prices of share options
The number and weighted-average exercise prices of share options under the 2019 ESOP and 2023 ESOP were as follows:

2019 & 2023 ESOP:	2025		2024		2023
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD) (1) (2)	Number of options	Weighted average exercise price (USD) (1) (2)
Outstanding at January 1st	12,707,243	$10.02	14,911,455	$9.56	9,640,694	$9.16
Granted during the year	—	—	—	—	5,309,094	10.30
Forfeited during the year	(201,148)	9.48	(780,114)	11.03	(38,333)	10.55
Exercised during the year	(3,631,101)	10.14	(1,424,098)	8.48	—	—
Outstanding at December 31st	8,874,994	9.98	12,707,243	10.02	14,911,455	9.56
Exercisable at December 31st	4,505,505	$9.90	8,299,943	$9.74	—	$—
__________________________________________________
(1)Immediately prior to the completion of the IPO, the Company effected a 3.3269-for-1 share split of its ordinary shares (the “Share Split”). The number of options and weighted average exercise prices in the table above have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the Share Split. Refer to Note 18. Shareholders’ Equity for additional information.
(2)As a result of the change in currency of the exercise price, management converted the weighted average exercise price from EUR to USD for the years ended December 31, 2024 and 2023, respectively, to maintain the comparability of the disclosure.

Schedule of measurement of the fair values of equity-settled awards
The inputs used in the measurement of the fair values of equity-settled awards at the respective modification dates and the re-measurement of the fair values of cash-settled awards as of December 31, 2024 were as follows:

ESOP 2019 & 2023 Plans	Equity-settled awards	Cash-settled awards
	Fair value at re-measurement dates:	Remeasured fair value at December 31, 2024
Cash compensation payable of group performance-based options	N/A	$0.22 - $4.92
Fair value of underlying share at re-measurement dates	$13.00 - $18.94	N/A
Exercise price	$7.70 - $14.19	N/A
Expected volatility	39.8% - 44.4%	42.2%
Expected life	1.03 - 5.19 years	0.09 - 1.75 years
Expected dividends	—%	—%
Risk-fee interest rate	4.0% - 4.8%	4.6%
The inputs used in the measurement of the fair values of equity-settled awards as at respective grant dates and the re-measurement of the fair values of cash- settled awards as of December 31, 2023 were as follows:

ESOP 2019 & 2023 Plans (1) (2)	Equity-settled awards		Cash-settled awards
	Fair value at grant dates (EUR):	Fair value at grant dates (USD):	Remeasured fair value at period end dates (EUR):	Remeasured fair value at period end dates (USD):
Time vested options	€5.50 - €8.37	$6.07 - $9.25	€6.55 - €10.75	$7.24 - $11.87
Brand performance-based options	€5.13 - €6.87	$5.67 - $7.59	€5.61 - €10.98	$6.20 - $12.14
Group performance-based options	€1.74 - €3.23	$1.92 - $3.57	€7.38 - €7.51	$8.15 - $8.29
Fair value of underlying share at measurement dates	€12.40 - €14.02	$13.70 - $15.49	€17.13	$18.93
Exercise price	€7.09 - €9.68	$7.84 - $10.69	€7.09 - €12.92	$7.74 - $14.11
Expected volatility	40.3% - 45.5%	40.3% - 45.5%	40.0% - 44.0%	40.0% - 44.0%
Expected life	1.63 - 6.00 years	1.63 - 6.00 years	1.25 - 4.25 years	1.25 - 4.25 years
Expected dividends	—%	—%	—%	—%
Risk-free interest rate	2.3% - 3.2%	2.3% - 3.2%	2.0% - 2.9%	2.0% - 2.9%
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(1)Immediately prior to the completion of the IPO, the Company effected the Share Split. The share values in the table above have been adjusted retrospectively to reflect the increase in the number of ordinary shares outstanding resulting from the Share Split. Refer to Note 18. Shareholders’ Equity for additional information.
(2)On January 4, 2024, the exercise price currency of all options was converted from EUR to USD. The fair value inputs previously reported in EUR were converted to USD using the exchange rate on the date of the original grant (for the exercise price) or the rate as of December 31 of the disclosed period (for all other inputs disclosed in EUR) for purposes of comparability with current year information.